OTHER (EXPENSE) INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Other Income Expense [Abstract]
Schedule of Other (Expense) Income
Other (expense) income during the years ended December 31, 2025 and 2024 consists of the following:

	Note	2025	2024
Change in fair value of foreign exchange contracts	15	$70,030	$(62,727)
Change in fair value of gold contracts	15	(88,599)	(39,974)
Change in fair value of Greenstone Contingent Consideration	15	(49,149)	(23,246)
Change in fair value of 2025 Convertible Notes conversion option	15	(29,397)	—
Change in fair value of Equinox Gold Warrants	15	(31,378)	—
Foreign exchange loss		(6,075)	(4,324)
Change in fair value of Bear Creek Convertible Note	11(b)	(10,344)	3,894
Gains on modification of debt	13(a),(e)	13,042	5,383
Gain on remeasurement of previously held interest in Greenstone	5(c)	—	579,816
Other (expense) income		(760)	7,015
Total other (expense) income		$(132,630)	$465,837